Thomas J. Morgan
40 North Central Avenue
Phoenix, Arizona 85004-4429
Direct Dial: (602) 262-5712
Direct Fax: (602) 734-3911
TMorgan@lrlaw.com
Admitted in: Arizona

Our File Number: 34950-00004
November 21, 2005
Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549-7010
Attention: Pamela A. Long
                    Mail Stop 7010

Re:	FortuNet, Inc.
Amendment No. 2 to Form S-1
Filed November 14, 2005
File No. 333-128391
Dear Ms. Long:
     With respect to the above-captioned filing, this letter responds to the comments set forth in your letter dated November 17, 2005. An Amendment No. 3 to Form S-1 is also filed in response to these comments. We will provide marked copies of the amendment to assist in your review.
     The paragraph numbers correspond to the paragraph numbers of the comments in your November 17 letter. For your convenience, we have set forth your comments in this letter with response below.
Results of Operations, page 35
1.	We note your response to our comment six. It is unclear to us how you addressed our comment. Although you have added a general discussion of the effect on revenue from adding additional terminals to existing customers versus revenue from new customers on page 39, you have not disclosed this analysis specific to your results of operations from period to period. Therefore, please expand your analysis of your results of operations to allow a reader of your financial statements to understand the impact on your gross profit based on whether revenue changes were caused by changes in your customer base versus changes in the overall installed base of systems.

RESPONSE:

The discussion under the “Rental revenue” sections related to each period has been modified in response to this comment. See pages 35 through 38.

PHOENIX     ●      TUSCON      ●      LAS VEGAS      ●      ALBUQUERQUE
www.lewisandroca.com

Securities and Exchange Commission November 21, 2005 Page 2
Results of Operations, page 35
2.	We note your response to our comment nine. Given the fact that you provide these “warranty-type” costs on a consistent basis to your customers, expand your Management’s Discussion and Analysis to discuss these costs on a period to period basis and address the reasons for any significant changes.

RESPONSE:

The referenced costs relate to the maintenance, repair and upgrade of FortuNet’s installed base of systems. FortuNet’s accounting systems and records do not track repair costs as a separate item. Repair costs are included in the “Cost of revenue” discussion as a component of “maintenance expenses.” The discussion at page 32 has been clarified in response to this comment. Also, the term “upgrade expenses” has been changed to “maintenance expenses” in the discussions on “Cost of revenue” at pages 36, 37 and 38.
Exhibit 1.1 — Underwriting Agreement
3.	We note that the underwriting agreement has been revised to include information regarding the use of free writing prospectuses. Please be advised that the new communications rules of the Securities Offering Reform are effective as of December 1, 2005. Therefore, even if the offering commences before December 1, 2005, an eligible issuer or offering participant may only rely on the new communications rules for communications made on or after December 1, 2005. See the Securities Offering Reform Transition Questions and Answers, Questions 1 and 2, on our website www.sec.gov/divisions/corpfin/transitionfaq.htm. Please confirm your understanding.

RESPONSE:

FortuNet acknowledges the December 1, 2005 effective date and confirms that it will not make communications in reliance on the new communications rule until the effective date.
* * * * * *
     We believe the above to be fully responsive to the comments set forth in your November 9, 2005 letter. Your prompt review and clearance of the referenced filings would be greatly appreciated. If you have any questions or need any additional information on a supplemental

Securities and Exchange Commission November 21, 2005 Page 3
basis prior to formally responding, please contact the undersigned immediately at (602) 262-5712 or by facsimile at (602) 734-3911.
Very truly yours,
Thomas J. Morgan
TJM/pad/daa

cc:	Yuri Itkis
Jack Coronel
Bill Jacques
Robert Hambrecht
Timothy Harris, Esq.
Russ Andrews